Note 27	12 Months Ended
Dec. 31, 2025
Share premium [Abstract]
Disclosure of Share Premium [Text Block]	Share premium
As of December 31, 2025, the balance under this heading in the consolidated balance sheets was €18,469 million. As of December 31, 2024 and 2023, the balance under this heading was €19,184 million and €19,769 million, respectively (see Note 4).
The amended Spanish Corporation Act expressly permits the use of the share premium balance to increase capital and establishes no specific restrictions as to its use (see Note 26).